Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Without Sales Load [Member] | GoodHaven Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GoodHaven Fund (without sales charge)
Average Annual Return, Percent	32.97%	17.60%	8.41%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	13.35%